Schedule of restrictive covenants ratios (Details)	12 Months Ended
Dec. 31, 2020
Adjusted EBITDA / Adjusted financial expenses
IfrsStatementLineItems [Line Items]
Restrictive ratios	Equal to or higher than 2.80
Adjusted net debt / Adjusted EBITDA
IfrsStatementLineItems [Line Items]
Restrictive ratios	Equal to or higher than 2.35
Adjusted total debt / Adjusted EBITDA
IfrsStatementLineItems [Line Items]
Restrictive ratios	Equal to or lower than 3.80
Other onerous debt / Adjusted EBITDA
IfrsStatementLineItems [Line Items]
Restrictive ratios	Equal to or lower than 3.50
Adjusted current ratio
IfrsStatementLineItems [Line Items]
Restrictive ratios	Lower than 3.65
EBITDA / Paid financial expenses
IfrsStatementLineItems [Line Items]
Restrictive ratios	Equal to or lower than 1.30
Net debt / Adjusted EBITDA
IfrsStatementLineItems [Line Items]
Restrictive ratios	Higher than 1.00